Related-Party and Party-In-Interest Transactions (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related-Party and Party-In-Interest Transactions [Line Items]
Fees incurred from related parties	$ 282,191	$ 282,191
Investment earned dividends		350,000
Realized losses on investment		295,000
Unrealized losses on investment		3,096,000
Purchases of depositary shares, value		809,000
Sales of depositary shares, value		$ 1,638,000